Financial instruments and risk management - Gains or losses associated with ten percent strengthening of US Dollar (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ 193,000,000	$ 47,000,000	$ 42,000,000
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.62	0.69	0.68
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.70	0.76	0.74
Foreign exchange risk
Disclosure of detailed information about hedging instruments [Line Items]
Percentage of change in annual foreign exchange rate	10.00%
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	62	69
Effect on net earnings	$ 391,000,000	$ 228,000,000
Impact directly on equity	$ (977,000,000)	$ (1,036,000,000)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	70	76
Effect on net earnings	$ (362,000,000)	$ (361,000,000)
Impact directly on equity	$ 0	$ 0